Note 8 - Derivatives	3 Months Ended
Mar. 31, 2015
Notes
Note 8 - Derivatives

NOTE 8 – Derivatives

In connection with the issuance of debt or equity instruments, the Company may sell options or warrants to purchase our common stock. In certain circumstances, the convertible debt, options or warrants may be classified as derivative liabilities, rather than as equity. Additionally, the debt or equity instruments may contain embedded derivative instruments, such as embedded derivative features which in certain circumstances may be required to be bifurcated from the associated host instrument and accounted for separately as a derivative instrument liability.

The Company's derivative instrument liabilities are re-valued at the end of each reporting period, with changes in the fair value of the derivative liability recorded as charges or credits to income in the period in which the changes occur. For options, warrants and bifurcated embedded derivative features that are accounted for as derivative instrument liabilities, the Company estimates fair value using either quoted market prices of financial instruments with similar characteristics or other valuation techniques. The valuation techniques require assumptions related to the remaining term of the instruments and risk-free rates of return, our current common stock price and expected dividend yield, and the expected volatility of our common stock price over the life of the option.

The following table summarizes the convertible debt derivative activity for the period ending March 31, 2015:

Description	Convertible Notes
Fair Value of derivative liability at December 31, 2013	$—
Discount due to issuance of subordinated convertible debenture	11,006
Change in Fair Value	(1,838)
Fair Value of derivative liability at December 31, 2014	$9,168
Discounts due to valuation of newly issued convertible debentures	235,166
Change in Fair Value	(25,508)
Fair Value of derivative liabilities at March 31, 2015	$218,826

For the period ended March 31, 2015, the change in the fair market value of the derivative liability was $25,508 which was recorded as Other Income.

The lattice methodology was used to value the derivative liabilities related to the convertible notes, with the following assumptions as of March 31, 2015 and December 31, 2014.

Assumptions:	March 31, 2015	December 31, 2014

Dividend yield	0.00%	0.00%
Risk-free rate for term	0.73%	1.65%
Volatility	126%	117%
Maturity dates	3.14 years	4 years
Stock Price	$0.2189	$0.141